Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Trade and Other Payables

Note 16 - Trade and Other Payables

	December 31
	2017	2018
	NIS	NIS
Open accounts*	1,041	862
Checks payable	21	21
Trade payables	1,062	883

Other payables
Liabilities to employees and other liabilities for salaries	355	352
Advance payment for the "Sakia property" (see Note 13)	-	155
Institutions	89	82
Accrued interest	66	59
Deferred income	90	103
Options and derivatives	54	43
Other payables	19	37
Total other payables	673	831
Total Trade and Other Payables	1,735	1,714

* Of which, the carrying amount of trade payables that are related parties as at December 31, 2018 amounts to NIS 2 (as at December 31, 2017 – NIS 31).